Phoenix Emerging Markets Bond Fund,

a Series of Phoenix Opportunities Trust

Supplement dated January 22, 2008 to the Fixed Income Funds Prospectus dated June 27, 2007,

as supplemented September 7, 2007, October 1, 2007,

November 9, 2007 and December 12, 2007

and to the Statement of Additional Information dated September 24, 2007,

as supplemented September 24, 2007, November 9, 2007,

December 12, 2007 and January 10, 2008

Important Notice to Investors

Effective January 18, 2008, the Phoenix Emerging Markets Bond Fund, formerly a series of Phoenix Opportunities Trust, was liquidated. The Phoenix Emerging Markets Bond Fund has ceased to exist and is no longer available for sale. Accordingly, all references to the Phoenix Emerging Markets Bond Fund in the current Fixed Income Funds Prospectus and the Statement of Additional Information are hereby deleted.

Investors should retain this supplement with the Prospectus and Statement of

Additional Information for future reference.

PXP 4848/Close EMBF (1/08)